Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payment arrangements [Abstract]
Schedule of Disclosure of Number and Weighted Average Exercise Prices of Rsus and Psus

	Number of RSUs (in millions)	Weighted average grant date fair value
Outstanding as of December 31, 2023	4.1	$58.87
Granted	3.5	$52.37
Forfeited	(0.3)	$54.64
Vested	(2.2)	$56.82
Outstanding as of December 31, 2024	5.1	$55.57
Granted	6.8	$36.25
Forfeited	(0.5)	$45.12
Vested	(2.7)	$55.70
Outstanding as of December 31, 2025	8.7	$41.09

	Number of PSUs (in millions)	Weighted average grant date fair value
Outstanding as of December 31, 2023	1.2	$69.96
Granted	0.8	$53.50
Forfeited	—	$69.88
Vested	(0.2)	$70.23
Outstanding as of December 31, 2024	1.8	$62.46
Granted	1.6	$36.88
Forfeited	(0.2)	$48.13
Vested	(0.2)	$63.76
Outstanding as of December 31, 2025	3.0	$47.04

Schedule of Fair Value Assumptions
The assumptions used to value the Company’s PSUs granted during the period presented and their expected lives were as follows:

	December 31, 2025	December 31, 2024
Expected volatility	45.12%	49.10%
Risk-free interest rate	3.90%	4.48%